Net Loss Per Share (Tables)	3 Months Ended		5 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted loss per share

The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2021	2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$50,107	$1,956,529
Unrealized gain (loss) on investments held in Trust Account	1,118	(18,188)
Less: Company's portion available to be withdrawn to pay taxes	(43,998)	(395,474)
Less: Company's portion available to be withdrawn for working capital purposes	(7,227)	(217,385)
Net income allocable to Class A common stock subject to possible redemption	$—	$1,325,482
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	53,712,502	61,025,925
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00	$0.02

Non-Redeemable Common Stock
Numerator: Net Income (Loss) minus Net Earnings
Net income (loss)	$41,740,801	$(8,823,514)
Less: Income allocable to Class A common stock subject to possible redemption	—	(1,325,482)
Non-Redeemable Net Income (Loss)	$41,740,801	$(10,148,996)

Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	32,537,498	25,224,075
Basic and diluted net income (loss) per share, Non-redeemable Common stock	$1.28	$(0.40)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

		For the Period
		from
		April 11,
		2019
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2020	2019

Class A Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$1,959,040	$6,410,370
Unrealized gain on investments held in Trust Account	993	44,401
Less: Company’s portion available to be withdrawn to pay taxes	(534,953)	(1,344,722)
Less: Company’s portion available to be withdrawn for working capital purposes	(194,600)	(241,375)
Net income allocable to Class A common stock subject to possible redemption	$1,230,480	$4,868,674

Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	58,723,869	61,961,631

Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.02	$0.08

Non-Redeemable Common Stock
Numerator: Net loss minus net earnings
Net loss	$(72,459,185)	$(14,682,592)
Less: Income attributable to Class A common stock subject to possible redemption	(1,230,480)	(4,868,674)
Non-redeemable net loss	$(73,689,665)	$(19,551,226)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	27,526,131	21,438,529

Basic and diluted net loss per common share, Non-redeemable common stock	$(2.68)	$(0.91)

SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Schedule of basic and diluted loss per share

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except number of shares and per share data):

	Successor	Predecessor
	Three months ended	Three months ended
	April 30, 2021	April 30, 2020
Net loss	$(37,405)	$(433,903)

Weighted average common shares outstanding:
Ordinary – Basic and Diluted (Predecessor)	*	100
Class A and B – Basic and Diluted (Successor)	4,000	*
Net loss per share
Loss per share:
Ordinary – Basic and Diluted (Predecessor)	*	$(4,334.70)
Class A and B – Basic and Diluted (Successor)	$(9.35)	*

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except number of shares and per share data):

	Successor	Predecessor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2020	2020	2020	2019
Net (loss) income	$(93,722)	$2,764,012	$(849,205)	$(399,839)
Weighted average common share outstanding:
Ordinary – Basic and Diluted (Predecessor	*	100	100	100
Class A – Basic and Diluted	3,840	*	*	*
Class B – Basic and Diluted	160	*	*	*
Net loss per share class (Successor only)
Net loss for Class A	$(89,973)	*	*	*
Loss on modifications of terms of participation rights held by other shareholders and warrants	(5,900)	*	*	*
Net loss attributable to Class A	$(95,873)	*	*	*
Net loss for Class B	$(3,749)	*	*	*
Gain on modifications of terms of participation rights held by other shareholders and warrants	5,900	*	*	*
Net income attributable to Class B	$2,151	*	*	*
(Losses) income per share:
Ordinary – Basic and Diluted (Predecessor)	*	$27,612.51	$(8,483.57)	$(3,994.40)
Class A – Basic and Diluted (Successor)	$(24.97)	*	*	*
Class B – Basic and Diluted (Successor)	$13.44	*	*	*